Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
SoundHound, Inc. [Member]
Related Party Transactions (Tables) [Line Items]
Schedule of related party transactions
	For the Years Ended December 31,
	2021	2020
Revenue	$7,013	$6,668
	As of December 31, 2021	As of December 31, 2020
Accounts receivable	$583	$2,083
Deferred revenue	$15,238	$16,787